PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Expense Example - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255